Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of treasury share

Treasury shares as of December 31, 2017 and 2016 are as follows:

(In millions of won, shares)
	December 31, 2017		December 31, 2016
Number of shares		10,136,551	10,136,551
Acquisition cost	￦	2,260,626	2,260,626